Accounting policies - Restatement - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Increase in cash and short term deposits and bank overdrafts, bonds and bank loans				£ 8,336.7		£ 8,422.6
Revaluation and Retranslation of Financial Instruments		£ (147.2)		163.8	[1]	(76.3)	[1]
Stockholders equity period increase decrease				517.4
Increase decrease in payments due to vendors (earnout agreements)				(10.1)		(13.9)
Increase decrease in goodwill				(60.1)		(70.2)
Increase decrease in liabilities of put option agreements with vendors				(22.3)		(34.0)
Gain loss recognised in revaluation and retranslation on financial instruments in relation to earnout agreements		(13.4)		3.8	[2]
Other reserves		196.0		(169.9)	[1]	962.4	[1]
Goodwill impairment charge	£ (2,812.9)	(2,822.9)	[1]	(47.7)	[1]	(176.5)	[1]
Retained earnings		£ 5,070.7		£ 8,689.9	[1]	£ 8,950.2	[1]
Basic earnings (loss) per share		£ (2.427)		£ 0.685	[1]	£ 0.661	[1]
Diluted earnings (loss) per share		£ (2.427)		£ 0.679	[1]	£ 0.654	[1]
Financial Statement Impact of Restatements [member]
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Gain loss recognised in revaluation and retranslation on financial instruments in relation to earnout agreements				£ 2.7		£ 32.1
Gain loss recognised in revaluation and retranslation on financial instruments in relation to put options				10.8		8.5
Other reserves				£ 59.6		51.5
Goodwill impairment charge						£ (7.4)
Retained earnings								£ (73.8)
Basic earnings (loss) per share				£ 0.186		£ (0.191)
Diluted earnings (loss) per share				£ 0.184		£ (0.189)
Previously stated [member]
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Revaluation and Retranslation of Financial Instruments				£ 245.7		£ (205.1)
Goodwill impairment charge	£ (2,484.7)

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.